Basis of Presentation and Significant Accounting Policies (Detail) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 King US [Member]	Dec. 31, 2011 King International [Member]	Jan. 31, 2013 IPO [Member] Animal Health [Member] Zoetis [Member] Subsequent Event [Member]	Feb. 06, 2013 IPO [Member] Animal Health [Member] Zoetis [Member] Subsequent Event [Member]	Jan. 31, 2013 IPO [Member] Animal Health [Member] Maximum [Member] Zoetis [Member] Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Subsidiary or equity method investee, cumulative number of shares issued for all transactions						99,015,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							19.80%	19.80%
Time period of operations included in parent's financial statements				11 months	10 months
Accruals for Medicaid rebates, Medicare rebates, performance-based contract rebates and chargebacks	$ 3.8	$ 4.8
Advertising expense	$ 2.9	$ 3.7	$ 3.8
Measurement in percentage of benefit likely of being realized upon settlement	50.00%